Convertible Debentures (Details Narrative)	Dec. 31, 2021 USD ($)	Mar. 30, 2021 USD ($) $ / shares shares	Mar. 30, 2021 CAD ($) $ / shares shares	Mar. 08, 2021 USD ($) $ / shares shares	Mar. 08, 2021 CAD ($) $ / shares shares	Sep. 15, 2020 USD ($) shares	Sep. 15, 2020 CAD ($) shares	Jul. 01, 2020 $ / shares	Jul. 01, 2020 $ / shares	Sep. 30, 2019 USD ($) $ / shares	Sep. 30, 2019 CAD ($) $ / shares
IfrsStatementLineItems [Line Items]
Principal amount		$ 29,528	$ 37,500	$ 89,198	$ 112,500	$ 9,870	$ 13,000
Debt interest rate	5.00%
Units issued on conversion of debt | shares		660,000	660,000	1,500,000	1,500,000	173,333	173,333
Accrued interest	$ 17,733	$ 12,000
Unbrokered private placement of convertible debt [member]
IfrsStatementLineItems [Line Items]
Principal amount										$ 123,095	$ 163,000
Debt interest rate										10.00%	10.00%
Exercise price | (per share)										$ 0.20	$ 0.25
Debt conversion price | (per share)										$ 0.12	$ 0.15
Derivative liability										$ 81,956
Convertible debt discount										$ 81,956
Convertible debenture [member]
IfrsStatementLineItems [Line Items]
Principal amount		$ 29,528	$ 37,500	$ 89,198	$ 112,500
Exercise price | (per share)								$ 0.09	$ 0.12
Debt conversion price | (per share)		$ 0.06	$ 0.075	$ 0.06	$ 0.075			$ 0.06	$ 0.075
Units issued on conversion of debt | shares		660,000	660,000	1,500,000	1,500,000
Debenture exercisable | $ / shares				$ 0.10
Accrued interest		$ 9,478	$ 12,000